Segment Information And Information About Geographic Areas - Additional Information (Detail) - Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments	1	1